Financial Assets Delivered as Guarantee - Summary of Financial Assets Delivered as Guarantee (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 14,292,358	$ 14,530,739
For transactions with the BCRA [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	12,040,746	10,127,017
For guarantee deposits [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	1,555,864	2,937,377
For securities forward contracts [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 695,748	$ 1,466,345